Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Wall Street EWM Funds Trust
Entity Central Index Key	0001517695
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Evercore Equity Fund
Shareholder Report [Line Items]
Fund Name	Evercore Equity Fund
Class Name	Evercore Equity Fund
Trading Symbol	EWMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Evercore Equity Fund for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://evercoreequityfund.com/. You can also request this information by contacting us at 1-800-443-4693.
Additional Information Phone Number	1-800-443-4693
Additional Information Website	https://evercoreequityfund.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Evercore Equity Fund	$46	0.89%
[1]
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%
Net Assets	$ 527,561,866
Holdings Count | $ / shares	32
Advisory Fees Paid, Amount	$ 1,894,584
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$527,561,866
Number of Holdings	32
Net Advisory Fee	$1,894,584
Portfolio Turnover	11%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%) of net assets
Financials	23.9%
Information Technology	22.3%
Communication Services	16.5%
Consumer Discretionary	15.5%
Industrials	11.6%
Energy	6.5%
Consumer Non-cyclical	2.6%
Cash & Other	1.1%

Top 10 Issuers	(%) of net assets
NVIDIA Corp.	9.2%
Alphabet, Inc.	8.1%
Comfort Systems USA, Inc.	5.1%
Apple, Inc.	5.1%
Amazon.com, Inc.	4.5%
Morgan Stanley	4.3%
Microsoft Corp.	4.3%
Williams Cos., Inc.	3.9%
JPMorgan Chase & Co.	3.5%
Mastercard, Inc.	3.5%

Updated Prospectus Web Address	https://evercoreequityfund.com/.

[1]
*	Annualized